UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Michael W. Stockton

New Perspective Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

New Perspective Fund®
Investment portfolio
December 31, 2016
unaudited
Common stocks 91.62% Information technology 21.80%	Shares	Value (000)
Microsoft Corp.	18,508,800	$1,150,137
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	188,632,994	1,056,352
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,954,600	84,945
ASML Holding NV1	6,292,109	704,991
ASML Holding NV (New York registered)	2,759,470	309,612
Alphabet Inc., Class C2	817,387	630,876
Alphabet Inc., Class A2	476,000	377,206
Facebook, Inc., Class A2	7,885,000	907,169
Broadcom Ltd.	4,700,300	830,872
Murata Manufacturing Co., Ltd.[1]	5,265,241	701,157
Visa Inc., Class A	7,928,300	618,566
Nintendo Co., Ltd.[1]	2,348,900	491,027
MasterCard Inc., Class A	4,595,900	474,527
Texas Instruments Inc.	6,483,962	473,135
Samsung Electronics Co., Ltd.[1]	268,946	397,383
Intel Corp.	10,859,000	393,856
VeriSign, Inc.[2]	4,033,344	306,816
Accenture PLC, Class A	2,395,900	280,632
ON Semiconductor Corp.[2]	18,401,000	234,797
Apple Inc.	2,003,700	232,069
NAVER Corp.[1]	353,390	226,336
AAC Technologies Holdings Inc.[1]	25,118,210	225,978
Amphenol Corp., Class A	3,084,600	207,285
Trend Micro Inc.[1]	4,765,300	168,996
FLIR Systems, Inc.	3,644,000	131,876
Juniper Networks, Inc.	4,030,000	113,888
Symantec Corp.	4,673,000	111,638
Akamai Technologies, Inc.[2]	1,600,000	106,688
Keyence Corp.[1]	155,100	106,271
Sabre Corp.	3,500,000	87,325
TDK Corp.[1]	1,135,000	77,827
Trimble Inc.[2]	2,392,348	72,129
Flex Ltd.[2]	5,000,000	71,850
Autodesk, Inc.[2]	900,000	66,609
TE Connectivity Ltd.	913,975	63,320
Halma PLC[1]	5,564,540	61,331
Nokia Corp.[1]	11,199,580	53,702
Amadeus IT Group SA, Class A, non-registered shares[1]	1,146,394	52,080
MercadoLibre, Inc.	333,500	52,073
Rohm Co., Ltd.[1]	733,100	42,072
NetApp, Inc.	1,186,800	41,858
MediaTek Inc.[1]	6,275,000	41,856
Gemalto NV, non-registered shares [1]	650,293	37,546
SAP SE1	390,066	34,090
PayPal Holdings, Inc.[2]	475,580	18,771
		12,929,520
New Perspective Fund — Page 1 of 11

unaudited
Common stocks Consumer discretionary 16.89%	Shares	Value (000)
Amazon.com, Inc.[2]	2,938,700	$2,203,643
Naspers Ltd., Class N1	6,732,264	980,926
Priceline Group Inc.[2]	661,480	969,769
Starbucks Corp.	9,043,000	502,067
Norwegian Cruise Line Holdings Ltd.[2]	9,254,800	393,607
Home Depot, Inc.	2,425,000	325,144
Netflix, Inc.[2]	2,286,000	283,007
NIKE, Inc., Class B	5,084,700	258,455
adidas AG1	1,630,170	257,633
LVMH Moët Hennessy-Louis Vuitton SE1	1,344,166	256,302
Royal Caribbean Cruises Ltd.	2,730,200	223,986
Burberry Group PLC[1]	11,288,529	208,078
DENSO Corp.[1]	4,782,400	206,595
Walt Disney Co.	1,828,800	190,598
Tesla Motors, Inc.[2]	856,800	183,090
Hermès International[1]	412,480	169,160
Industria de Diseño Textil, SA1	4,912,796	167,652
Liberty Global PLC, Class A2	2,794,600	85,487
Liberty Global PLC, Class C, nonvoting[2]	2,587,500	76,849
Altice NV, Class A1,2	7,412,186	146,614
Newell Brands Inc.	2,954,300	131,909
Samsonite International SA1	45,038,300	128,133
McDonald’s Corp.	979,900	119,273
Domino’s Pizza, Inc.	686,500	109,318
Mahindra & Mahindra Ltd.[1]	6,102,000	106,027
Wynn Resorts, Ltd.	1,221,100	105,637
CBS Corp., Class B	1,613,824	102,671
SES SA, Class A (FDR)[1]	4,614,673	101,621
lululemon athletica inc.[2]	1,522,700	98,960
Kering SA1	371,180	83,213
Suzuki Motor Corp.[1]	2,250,600	79,003
MGM Resorts International[2]	2,680,400	77,276
Christian Dior SE1	364,403	76,345
The Swatch Group AG1	1,170,917	71,563
Toyota Motor Corp.[1]	1,120,000	65,385
Twenty-First Century Fox, Inc., Class A	2,265,200	63,516
Whirlpool Corp.	342,500	62,256
Electrolux AB, Series B1	2,431,359	60,368
Wynn Macau, Ltd.[1]	33,968,300	53,781
Tiffany & Co.	552,229	42,759
Steinhoff International Holdings NV1	8,270,000	42,705
Koito Manufacturing Co., Ltd. (Japan)[1]	790,800	41,758
YUM! Brands, Inc.	595,000	37,681
Ryohin Keikaku Co., Ltd.[1]	144,600	28,274
Publicis Groupe SA1	365,298	25,200
Yum China Holding, Inc.[2]	595,000	15,541
Las Vegas Sands Corp.	58,600	3,130
		10,021,965
Consumer staples 11.36%
British American Tobacco PLC[1]	13,968,642	793,124
Nestlé SA1	9,892,918	709,580
Pernod Ricard SA1	6,501,548	704,326
Associated British Foods PLC[1]	17,067,281	576,813
Coca-Cola Co.	9,482,914	393,162
New Perspective Fund — Page 2 of 11

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Philip Morris International Inc.	4,060,500	$371,495
Unilever NV, depository receipts[1]	6,092,136	250,384
Walgreens Boots Alliance, Inc.	2,797,213	231,497
Mondelez International, Inc.	4,243,800	188,128
Kao Corp.[1]	3,975,700	188,103
Seven & i Holdings Co., Ltd.[1]	4,532,800	172,501
Carlsberg A/S, Class B1	1,962,574	169,372
Japan Tobacco Inc.[1]	4,986,400	163,820
L’Oréal SA, non-registered shares[1]	883,207	161,006
AMOREPACIFIC Corp.[1]	598,000	159,000
Shoprite Holdings Ltd.[1]	12,172,500	151,892
Costco Wholesale Corp.	810,700	129,801
Coca-Cola HBC AG (CDI)[1]	5,914,949	128,925
Uni-Charm Corp.[1]	5,635,000	123,068
Mead Johnson Nutrition Co.	1,723,500	121,955
Shiseido Co., Ltd.[1]	4,503,700	113,774
Colgate-Palmolive Co.	1,599,400	104,665
Coca-Cola European Partners PLC	3,248,679	102,008
Danone SA1	1,414,698	89,544
Diageo PLC[1]	3,449,522	89,243
Reckitt Benckiser Group PLC[1]	939,400	79,411
Alimentation Couche-Tard Inc., Class B	1,744,700	79,110
PepsiCo, Inc.	748,100	78,274
Fomento Económico Mexicano, SAB de CV	4,950,000	37,650
Coty Inc., Class A	1,893,537	34,671
Unilever PLC[1]	666,760	26,970
United Spirits Ltd.[1,2]	511,642	14,632
		6,737,904
Health care 10.10%
Novo Nordisk A/S, Class B1	32,979,317	1,184,601
Regeneron Pharmaceuticals, Inc.[2]	2,154,350	790,840
Medtronic PLC	6,068,400	432,252
Bayer AG1	4,016,388	419,013
Incyte Corp.[2]	3,915,600	392,617
Boston Scientific Corp.[2]	14,730,100	318,612
AstraZeneca PLC[1]	5,500,628	298,317
Intuitive Surgical, Inc.[2]	395,900	251,068
Merck & Co., Inc.	3,801,600	223,800
Vertex Pharmaceuticals Inc.[2]	2,991,000	220,347
Novartis AG1	2,848,547	207,199
Cerner Corp.[2]	3,664,600	173,592
Lupin Ltd.[1]	7,886,674	172,607
Roche Holding AG, non-registered shares, nonvoting[1]	651,481	148,442
Danaher Corp.	1,446,500	112,596
Thermo Fisher Scientific Inc.	738,700	104,231
Agios Pharmaceuticals, Inc.[2]	2,100,700	87,662
Fresenius SE & Co. KGaA[1]	989,935	77,328
UCB SA1	1,185,990	75,913
Eli Lilly and Co.	945,500	69,542
CSL Ltd.[1]	960,000	69,350
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	3,791,766	60,809
Bristol-Myers Squibb Co.	1,000,100	58,446
Sun Pharmaceutical Industries Ltd.[1]	1,560,016	14,402
New Perspective Fund — Page 3 of 11

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Gilead Sciences, Inc.	193,200	$13,835
Illumina, Inc.[2]	91,600	11,728
		5,989,149
Financials 9.52%
JPMorgan Chase & Co.	10,635,200	917,711
CME Group Inc., Class A	6,942,800	800,852
AIA Group Ltd.[1]	111,018,600	621,289
Chubb Ltd.	4,335,700	572,833
Prudential PLC[1]	20,267,222	404,253
ICICI Bank Ltd. (ADR)	28,628,800	214,430
ICICI Bank Ltd.[1]	18,585,000	69,685
Moody’s Corp.	2,989,700	281,839
Goldman Sachs Group, Inc.	982,326	235,218
BlackRock, Inc.	550,500	209,487
BNP Paribas SA1	3,253,584	207,258
ING Groep NV1	14,413,635	202,842
Intercontinental Exchange, Inc.	2,682,000	151,318
Sampo Oyj, Class A1	2,265,112	101,289
DNB ASA[1]	6,110,473	90,874
Henderson Group PLC[1]	25,150,833	72,749
Berkshire Hathaway Inc., Class A2	280	68,354
Bank of America Corp.	2,773,600	61,297
AXA SA1	2,215,000	55,893
Morgan Stanley	1,270,500	53,679
ORIX Corp.[1]	3,333,500	51,644
Banco Santander, SA1	8,557,176	44,670
Banco Bilbao Vizcaya Argentaria, SA1	6,231,551	42,040
HSBC Holdings PLC (GBP denominated)[1]	4,633,849	37,468
Credit Suisse Group AG1	2,592,902	37,024
UBS Group AG1	1,425,985	22,324
Metlife, Inc.	403,800	21,761
		5,650,081
Industrials 9.46%
Ryanair Holdings PLC (ADR)[2]	5,248,261	436,970
Johnson Controls International PLC	9,360,649	385,565
Airbus Group SE, non-registered shares[1]	5,526,087	364,714
ASSA ABLOY AB, Class B1	19,264,100	357,349
KONE Oyj, Class B1	7,686,944	344,379
General Electric Co.	10,266,400	324,418
Safran SA1	4,162,676	299,702
IDEX Corp.	3,023,500	272,296
Boeing Co.	1,613,000	251,112
Eaton Corp. PLC	3,047,000	204,423
Mitsubishi Electric Corp.[1]	13,653,500	189,806
Geberit AG1	436,950	174,864
Komatsu Ltd.[1]	7,437,000	167,862
FANUC CORP.[1]	968,300	163,740
Nielsen Holdings PLC	3,691,700	154,867
Caterpillar Inc.	1,547,000	143,469
TransDigm Group Inc.	458,950	114,260
Edenred SA1	5,739,079	113,736
Aggreko PLC[1]	9,955,677	112,480
Hoshizaki Corp.[1]	1,412,335	111,646
New Perspective Fund — Page 4 of 11

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Jardine Matheson Holdings Ltd.[1]	1,847,600	$101,919
Canadian National Railway Co.	1,457,600	98,242
FedEx Corp.	500,000	93,100
Hexcel Corp.	1,762,328	90,654
United Technologies Corp.	776,900	85,164
C.H. Robinson Worldwide, Inc.	1,067,000	78,168
International Consolidated Airlines Group, SA (CDI)[1]	12,857,534	69,729
PageGroup PLC[1]	14,063,906	67,420
DP World Ltd.[1]	3,214,191	56,281
Kubota Corp.[1]	3,601,100	51,264
Ingersoll-Rand PLC	600,800	45,084
Cummins Inc.	250,000	34,168
Larsen & Toubro Ltd.[1]	1,683,543	33,350
General Dynamics Corp.	121,900	21,047
		5,613,248
Energy 5.49%
Schlumberger Ltd.	7,722,950	648,342
Canadian Natural Resources, Ltd.	13,616,600	433,958
Enbridge Inc. (CAD denominated)	10,049,823	422,906
EOG Resources, Inc.	2,840,516	287,176
Royal Dutch Shell PLC, Class B1	8,069,456	230,269
Royal Dutch Shell PLC, Class A1	251,007	6,916
Halliburton Co.	3,507,100	189,699
Oil Search Ltd.[1]	29,282,531	151,187
Reliance Industries Ltd.[1]	8,825,000	140,545
Occidental Petroleum Corp.	1,810,300	128,948
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	12,598,700	127,373
Chevron Corp.	919,400	108,213
Baker Hughes Inc.	1,393,600	90,542
Noble Energy, Inc.	2,361,000	89,860
ConocoPhillips	1,200,000	60,168
Core Laboratories NV	399,500	47,956
CNOOC Ltd.[1]	38,750,000	47,841
Ensco PLC, Class A	3,655,425	35,531
Cobalt International Energy, Inc.[2]	7,302,412	8,909
		3,256,339
Materials 4.55%
Praxair, Inc.	3,203,100	375,371
Vale SA, Class A, preferred nominative (ADR)	44,009,900	303,228
Vale SA, Class A, preferred nominative	10,000,000	71,712
E.I. du Pont de Nemours and Co.	3,848,600	282,487
Asahi Kasei Corp.[1]	30,627,973	266,650
LafargeHolcim Ltd.[1]	4,233,127	222,369
Koninklijke DSM NV1	2,800,000	167,626
FMC Corp.	2,284,811	129,229
Newcrest Mining Ltd.[1]	7,940,071	111,952
Sherwin-Williams Co.	415,000	111,527
Chr. Hansen Holding A/S1	1,919,776	106,193
Dow Chemical Co.	1,556,100	89,040
Rio Tinto PLC[1]	2,306,714	87,841
LG Chem, Ltd.[1]	376,000	81,077
Monsanto Co.	705,800	74,257
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[2]	7,737,508	62,132
New Perspective Fund — Page 5 of 11

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Linde AG1	295,462	$48,448
Potash Corp. of Saskatchewan Inc.	2,166,700	39,195
Glencore PLC[1,2]	11,500,000	38,653
First Quantum Minerals Ltd.	3,218,400	32,001
		2,700,988
Telecommunication services 1.28%
SoftBank Group Corp.[1]	5,070,434	334,737
Vodafone Group PLC[1]	59,907,554	147,341
América Móvil, SAB de CV, Series L (ADR)	11,703,300	147,110
MTN Group Ltd.[1]	7,953,498	72,648
Singapore Telecommunications Ltd.[1]	23,475,500	58,915
		760,751
Utilities 0.76%
AES Corp.	15,566,900	180,887
Sempra Energy	1,749,600	176,080
Cheung Kong Infrastructure Holdings Ltd.[1]	11,566,000	91,990
		448,957
Real estate 0.24%
American Tower Corp. REIT	899,800	95,091
Weyerhaeuser Co. REIT[2]	1,545,000	46,489
		141,580
Miscellaneous 0.17%
Other common stocks in initial period of acquisition		102,475
Total common stocks (cost: $37,083,356,000)		54,352,957
Convertible bonds 0.14% Energy 0.14%	Principal amount (000)
Cobalt International Energy, Inc., convertible notes, 2.625% 2019	$2,964	1,178
Cobalt International Energy, Inc., convertible notes, 3.125% 2024	50,413	14,620
Weatherford International PLC 5.875% 2021	59,398	64,595
Total convertible bonds (cost: $87,978,000)		80,393
Bonds, notes & other debt instruments 0.07% U.S. Treasury bonds & notes 0.07% U.S. Treasury 0.07%
U.S. Treasury 0.875% 2017	42,800	42,836
Total bonds, notes & other debt instruments (cost: $42,822,000)		42,836
Short-term securities 7.88%
American Honda Finance Corp. 0.65%–0.85% due 1/18/2017–3/22/2017	78,800	78,714
ANZ New Zealand (International) Ltd. 1.14% due 3/28/2017[3]	20,000	19,952
Apple Inc. 0.92% due 5/18/2017[3]	25,000	24,924
Bank of Montreal 0.63%–1.08% due 1/9/2017–3/21/2017	67,700	67,551
Bank of Nova Scotia 1.03% due 1/17/2017[3]	82,400	82,376
BMW U.S. Capital LLC 0.54% due 1/9/2017[3]	20,000	19,997
New Perspective Fund — Page 6 of 11

unaudited
Short-term securities	Principal amount (000)	Value (000)
CAFCO, LLC 0.65% due 1/3/2017[3]	$65,000	$64,996
Chevron Corp. 0.60% due 2/6/2017[3]	40,000	39,970
Ciesco LLC 1.04% due 3/15/2017[3]	40,000	39,927
Coca-Cola Co. 0.69% due 2/15/2017[3]	50,000	49,965
CPPIB Capital Inc. 0.70% due 2/7/2017[3]	90,000	89,942
Estée Lauder Companies Inc. 0.69% due 2/3/2017[3]	50,000	49,970
ExxonMobil Corp. 0.53% due 1/23/2017	20,000	19,991
Fairway Finance Corp. 0.86% due 2/21/2017[3]	50,000	49,945
Fannie Mae 0.48%–0.60% due 1/3/2017–2/14/2017	86,200	86,182
Federal Home Loan Bank 0.37%–0.65% due 1/4/2017–5/23/2017	1,309,500	1,308,810
Freddie Mac 0.40% due 3/2/2017	50,000	49,962
General Electric Co. 0.60% due 1/3/2017	7,300	7,300
Gotham Funding Corp. 1.15% due 4/3/2017[3]	50,000	49,871
JPMorgan Chase & Co. 1.03% due 3/13/2017	50,000	50,017
KfW 0.82%–0.88% due 2/27/2017–3/2/2017[3]	100,000	99,860
Liberty Street Funding Corp. 0.98%–1.02% due 1/5/2017–3/7/2017[3]	100,000	99,920
Microsoft Corp. 0.71%–0.86% due 1/24/2017–3/13/2017[3]	252,500	252,298
Mizuho Bank, Ltd. 0.89%–1.05% due 2/21/2017–3/29/2017[3]	140,600	140,348
Nestlé Capital Corp. 0.71% due 1/12/2017[3]	50,000	49,990
Nordea Bank AB 0.91% due 1/12/2017[3]	50,000	49,990
Old Line Funding, LLC 1.06% due 1/23/2017[3]	50,000	49,980
Québec (Province of) 0.53% due 1/6/2017[3]	52,200	52,195
Sumitomo Mitsui Banking Corp. 0.95%–1.00% due 1/18/2017–4/4/2017[3]	175,000	174,722
Svenska Handelsbanken Inc. 0.90% due 3/6/2017[3]	35,000	34,951
Toronto-Dominion Holdings USA Inc. 0.60%–1.15% due 1/10/2017–4/13/2017[3]	280,000	279,873
Total Capital Canada Ltd. 0.68%–0.93% due 1/9/2017–3/20/2017[3]	132,050	131,937
Total Capital Canada Ltd. 0.67% due 1/25/2017	50,000	49,977
Toyota Motor Credit Corp. 0.67% due 1/23/2017	50,000	49,979
U.S. Treasury Bills 0.35%–0.47% due 1/19/2017–3/9/2017	570,800	570,554
USAA Capital Corp. 0.46% due 1/5/2017	50,000	49,996
Victory Receivables Corp. 0.75%–1.12% due 1/24/2017–3/20/2017[3]	99,285	99,162
Walt Disney Co. 0.62% due 2/17/2017[3]	40,000	39,968
Wells Fargo Bank, N.A. 0.90% due 3/2/2017	50,000	50,010
Westpac Banking Corp. 0.92% due 1/9/2017[3]	100,000	99,985
Total short-term securities (cost: $4,675,695,000)		4,676,057
Total investment securities 99.71% (cost: $41,889,851,000)		59,152,243
Other assets less liabilities 0.29%		170,780
Net assets 100.00%		$59,323,023
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
New Perspective Fund — Page 7 of 11

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $380,705,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 12/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Japanese yen	1/19/2017	Bank of America, N.A.	$34,482	¥3,754,000	$2,321
Japanese yen	2/6/2017	Bank of New York Mellon	$53,412	¥6,050,000	1,539
Japanese yen	2/16/2017	Bank of America, N.A.	$1,531	¥175,930	22
Japanese yen	2/23/2017	HSBC Bank	$33,091	¥3,850,000	60
Japanese yen	2/24/2017	Citibank	$18,277	¥2,100,000	259
Japanese yen	3/14/2017	Bank of America, N.A.	$186,112	¥21,300,000	3,187
					$7,388
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $22,701,250,000, which represented 38.27% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,187,000,000, which represented 3.69% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
New Perspective Fund — Page 8 of 11

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
New Perspective Fund — Page 9 of 11

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$8,450,525	$4,478,995	$—	$12,929,520
Consumer discretionary	6,665,629	3,356,336	—	10,021,965
Consumer staples	1,872,416	4,865,488	—	6,737,904
Health care	3,261,168	2,727,981	—	5,989,149
Financials	3,588,779	2,061,302	—	5,650,081
Industrials	2,833,007	2,780,241	—	5,613,248
Energy	2,679,581	576,758	—	3,256,339
Materials	1,570,179	1,130,809	—	2,700,988
Telecommunication services	147,110	613,641	—	760,751
Utilities	356,967	91,990	—	448,957
Real estate	141,580	—	—	141,580
Miscellaneous	84,766	17,709	—	102,475
Convertible bonds	—	80,393	—	80,393
Bonds, notes & other debt instruments	—	42,836	—	42,836
Short-term securities	—	4,676,057	—	4,676,057
Total	$31,651,707	$27,500,536	$—	$59,152,243

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$7,388	$—	$7,388
*	Securities with a value of $22,701,250,000, which represented 38.27% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$18,314,319
Gross unrealized depreciation on investment securities	(1,165,465)
Net unrealized appreciation on investment securities	17,148,854
Cost of investment securities	42,003,389

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
FDR = Fiduciary Depositary Receipts
GBP = British pounds
¥ = Japanese yen
New Perspective Fund — Page 10 of 11

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-007-0217O-S54093	New Perspective Fund — Page 11 of 11

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2017